Other Income and Expenses, Net - Summary of Other Income and Expenses (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Other Income And Expenses [line items]
Foreign exchange losses on escrow account relating to class action settlement	$ 452
Variable compensation program	289
Petrobras Distribuidora [member]
Other Income And Expenses [line items]
Variable compensation program	13
Key management personnel of entity or parent [member]
Other Income And Expenses [line items]
Variable compensation program	$ 1